Average Annual Total Returns	Prospectus #1 Calvert Growth Allocation Fund Russell 3000® Index One Year	Prospectus #1 Calvert Growth Allocation Fund Russell 3000® Index Five Years	Prospectus #1 Calvert Growth Allocation Fund Russell 3000® Index Ten Years	Prospectus #1 Calvert Growth Allocation Fund Growth Allocation Blended Benchmark One Year		Prospectus #1 Calvert Growth Allocation Fund Growth Allocation Blended Benchmark Five Years		Prospectus #1 Calvert Growth Allocation Fund Growth Allocation Blended Benchmark Ten Years		Prospectus #1 Calvert Growth Allocation Fund Class A One Year	Prospectus #1 Calvert Growth Allocation Fund Class A Five Years	Prospectus #1 Calvert Growth Allocation Fund Class A Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Growth Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class C One Year	Prospectus #1 Calvert Growth Allocation Fund Class C Five Years	Prospectus #1 Calvert Growth Allocation Fund Class C Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class I One Year	Prospectus #1 Calvert Growth Allocation Fund Class I Five Years	Prospectus #1 Calvert Growth Allocation Fund Class I Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class I Inception Date	Prospectus #1 Calvert Growth Allocation Fund Class R6 One Year	Prospectus #1 Calvert Growth Allocation Fund Class R6 Five Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 Ten Years	Prospectus #1 Calvert Growth Allocation Fund Class R6 Inception Date	Prospectus #1 Calvert Conservative Allocation Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Calvert Conservative Allocation Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Calvert Conservative Allocation Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark One Year		Prospectus #1 Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark Five Years		Prospectus #1 Calvert Conservative Allocation Fund Conservative Allocation Blended Benchmark Ten Years		Prospectus #1 Calvert Conservative Allocation Fund Class A One Year	Prospectus #1 Calvert Conservative Allocation Fund Class A Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class A Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class C One Year	Prospectus #1 Calvert Conservative Allocation Fund Class C Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class C Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class C Inception Date	Prospectus #1 Calvert Conservative Allocation Fund Class I One Year	Prospectus #1 Calvert Conservative Allocation Fund Class I Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class I Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 One Year	Prospectus #1 Calvert Conservative Allocation Fund Class R6 Five Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 Ten Years	Prospectus #1 Calvert Conservative Allocation Fund Class R6 Inception Date	Prospectus #1 Calvert Moderate Allocation Fund Russell 3000® Index One Year	Prospectus #1 Calvert Moderate Allocation Fund Russell 3000® Index Five Years	Prospectus #1 Calvert Moderate Allocation Fund Russell 3000® Index Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark One Year		Prospectus #1 Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark Five Years		Prospectus #1 Calvert Moderate Allocation Fund Moderate Allocation Blended Benchmark Ten Years		Prospectus #1 Calvert Moderate Allocation Fund Class A One Year	Prospectus #1 Calvert Moderate Allocation Fund Class A Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class A Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class C One Year	Prospectus #1 Calvert Moderate Allocation Fund Class C Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class C Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class I One Year	Prospectus #1 Calvert Moderate Allocation Fund Class I Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class I Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class I Inception Date	Prospectus #1 Calvert Moderate Allocation Fund Class R6 One Year	Prospectus #1 Calvert Moderate Allocation Fund Class R6 Five Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 Ten Years	Prospectus #1 Calvert Moderate Allocation Fund Class R6 Inception Date	Prospectus #2 Calvert Balanced Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #2 Calvert Balanced Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #2 Calvert Balanced Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #2 Calvert Balanced Fund Russell 1000® Index One Year	Prospectus #2 Calvert Balanced Fund Russell 1000® Index Five Years	Prospectus #2 Calvert Balanced Fund Russell 1000® Index Ten Years	Prospectus #2 Calvert Balanced Fund Balanced Blended Benchmark One Year		Prospectus #2 Calvert Balanced Fund Balanced Blended Benchmark Five Years		Prospectus #2 Calvert Balanced Fund Balanced Blended Benchmark Ten Years		Prospectus #2 Calvert Balanced Fund Class A One Year	Prospectus #2 Calvert Balanced Fund Class A Five Years	Prospectus #2 Calvert Balanced Fund Class A Ten Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Balanced Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Balanced Fund Class C One Year	Prospectus #2 Calvert Balanced Fund Class C Five Years	Prospectus #2 Calvert Balanced Fund Class C Ten Years	Prospectus #2 Calvert Balanced Fund Class I One Year	Prospectus #2 Calvert Balanced Fund Class I Five Years	Prospectus #2 Calvert Balanced Fund Class I Ten Years	Prospectus #2 Calvert Balanced Fund Class R6 One Year	Prospectus #2 Calvert Balanced Fund Class R6 Five Years	Prospectus #2 Calvert Balanced Fund Class R6 Ten Years	Prospectus #2 Calvert Balanced Fund Class R6 Inception Date	Prospectus #2 Calvert Equity Fund Russell 1000® Growth Index One Year	Prospectus #2 Calvert Equity Fund Russell 1000® Growth Index Five Years	Prospectus #2 Calvert Equity Fund Russell 1000® Growth Index Ten Years	Prospectus #2 Calvert Equity Fund Class A One Year	Prospectus #2 Calvert Equity Fund Class A Five Years	Prospectus #2 Calvert Equity Fund Class A Ten Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Equity Fund Class C One Year	Prospectus #2 Calvert Equity Fund Class C Five Years	Prospectus #2 Calvert Equity Fund Class C Ten Years	Prospectus #2 Calvert Equity Fund Class I One Year	Prospectus #2 Calvert Equity Fund Class I Five Years	Prospectus #2 Calvert Equity Fund Class I Ten Years	Prospectus #2 Calvert Equity Fund Class R6 One Year	Prospectus #2 Calvert Equity Fund Class R6 Five Years	Prospectus #2 Calvert Equity Fund Class R6 Ten Years	Prospectus #2 Calvert Equity Fund Class R6 Inception Date	Prospectus #3 Calvert Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #3 Calvert Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #3 Calvert Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #3 Calvert Bond Fund Class A One Year	Prospectus #3 Calvert Bond Fund Class A Five Years	Prospectus #3 Calvert Bond Fund Class A Ten Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions One Year	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Calvert Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Calvert Bond Fund Class C One Year	Prospectus #3 Calvert Bond Fund Class C Five Years	Prospectus #3 Calvert Bond Fund Class C Ten Years	Prospectus #3 Calvert Bond Fund Class I One Year	Prospectus #3 Calvert Bond Fund Class I Five Years	Prospectus #3 Calvert Bond Fund Class I Ten Years	Prospectus #3 Calvert Bond Fund Class R6 One Year	Prospectus #3 Calvert Bond Fund Class R6 Five Years	Prospectus #3 Calvert Bond Fund Class R6 Ten Years	Prospectus #3 Calvert Bond Fund Class R6 Inception Date
Total	(19.21%)	8.78%	12.13%	(17.62%)	[1]	5.67%	[1]	8.65%	[1]	(22.58%)	4.64%	8.10%	(23.07%)	3.73%	6.76%	(12.99%)	3.60%	6.39%	(19.70%)	4.98%	7.92%	(18.13%)	6.05%	8.89%	May 20, 2016	(18.08%)	6.07%	8.90%	Feb. 01, 2022	(13.01%)	0.02%	1.06%	(14.67%)	[2]	2.60%	[2]	4.28%	[2]	(18.81%)	1.72%	3.84%	(19.47%)	0.54%	2.54%	(11.08%)	0.98%	2.64%	(15.81%)	2.06%	3.70%	May 20, 2016	(14.14%)	3.12%	4.60%	(14.08%)	3.13%	4.61%	Feb. 01, 2022	(19.21%)	8.78%	12.13%	(16.23%)	[3]	4.45%	[3]	6.79%	[3]	(20.07%)	3.34%	6.11%	(20.56%)	2.22%	4.73%	(11.78%)	2.42%	3.99%	(17.10%)	3.68%	6.05%	(15.45%)	4.74%	6.89%	May 20, 2016	(15.41%)	4.75%	6.90%	Feb. 01, 2022	(13.01%)	0.02%	1.06%	(19.13%)	9.13%	12.37%	(16.41%)	[4]	5.80%	[4]	7.98%	[4]	(19.77%)	4.96%	6.71%	(19.68%)	4.06%	5.19%	(10.83%)	3.98%	5.07%	(16.77%)	5.30%	6.62%	(15.13%)	6.37%	7.65%	(15.07%)	6.41%	7.67%	Feb. 01, 2019	(29.14%)	10.95%	14.09%	(21.91%)	12.39%	13.23%	(22.42%)	11.48%	11.38%	(12.45%)	10.18%	10.60%	(18.96%)	12.77%	13.17%	(17.37%)	13.92%	14.26%	(17.31%)	13.97%	14.29%	Oct. 03, 2017	(13.01%)	0.02%	1.06%	(15.31%)	(0.28%)	0.96%	(16.23%)	(1.41%)	(14.00%)	(904.00%)	(72.00%)	22.00%	(13.99%)	(0.43%)	0.63%	(12.25%)	0.59%	1.66%	(12.25%)	0.63%	1.68%	Oct. 03, 2017

[1]	The Growth Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 3000® Index, 30% MSCI All-Country World Ex US Investable Market Index and 10% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[2]	The Conservative Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 25% Russell 3000® Index, 10% MSCI All-Country World Ex US Investable Market Index, and 65% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[3]	The Moderate Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 45% Russell 3000® Index, 20% MSCI All-Country World Ex US Investable Market Index and 35% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[4]	The Balanced Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index.